Derivative financial instruments - Schedule of the Effects of Hedge Accounting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value hedges | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	£ 75,871	£ 73,282
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	25	(2,602)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment £m	2,544	(3,198)
Fair value hedges | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	50,466	52,190
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	1,365	2,392
Change in fair value of hedged item for ineffectiveness assessment £m	(1,110)	4,223
Fair value hedges | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	24,146	19,259
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	(331)	(1,549)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment £m	962	(2,350)
Cash flow hedges | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	138	(198)
Reserve of exchange differences on translation, continuing hedges	8	134
Cash flow hedge/currency translation reserve, discontinued hedges	69	90
Cash flow hedges | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	262	(1,295)
Reserve of exchange differences on translation, continuing hedges	1,591	1,781
Cash flow hedge/currency translation reserve, discontinued hedges	(3)	(76)
Cash flow hedges | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	(1,796)	5,636
Reserve of exchange differences on translation, continuing hedges	(2,934)	(5,587)
Cash flow hedge/currency translation reserve, discontinued hedges	(1,885)	(868)
Cash flow hedges | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	(648)	2,703
Reserve of exchange differences on translation, continuing hedges	(624)	(2,130)
Cash flow hedge/currency translation reserve, discontinued hedges	(1,462)	(965)
Cash flow hedges | Foreign exchange | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	0	0
Reserve of exchange differences on translation, continuing hedges	0	0
Cash flow hedge/currency translation reserve, discontinued hedges	£ 3	£ 3